Significant Transactions	6 Months Ended
Jun. 30, 2024
Significant Transactions [Abstract]
Significant transactions

2. Significant transactions

This section provides additional information which will outline how changes in the Lifezone group structure have impacted the financial position and performance of Lifezone as a whole, and the events that have occurred in the last two years impacting the financial position and performance of the periods presented in this report.

2.1. BHP investments

On December 24, 2021, KNL entered into a $40.0 million convertible loan agreement with BHP and Lifezone Limited under the Lifezone Subscription Agreement in relation to the Kabanga Nickel Project. Following the conversion of convertible loans on July 1, 2022, BHP held an 8.9% interest in KNL, reflected within non-controlling interest. On October 14, 2022, BHP ns, BHP’s interest in KNL increased from 8.9% to 17.0%, effective February 15, 2023.

2.2. SPAC Transaction

On December 13, 2022, Lifezone and GoGreen Investments Corporation (“GoGreen”), an exempted special purchase acquisition company (“SPAC”) incorporated under the laws of the Cayman Islands and formerly listed on the NYSE, entered into a business combination agreement (“BCA”) with GoGreen Sponsor 1 LP, a Delaware limited partnership (the “Sponsor”), Aqua Merger Sub, a Cayman Islands exempted company (the “Merger Sub”), and Lifezone Holdings.

Lifezone Holdings Limited (“Lifezone Holdings”) was formed as a holding company for Lifezone Limited and acquired 100% of the equity interest (including outstanding options and restricted stock units) in Lifezone Limited on June 24, 2022, in consideration for issuing shares of Lifezone Holdings on a 1:1 basis to Lifezone Limited shareholders at the time (following a 1:200 split of shares of Lifezone Limited) (the “Lifezone Holdings Transaction”). Also, on June 24, 2022 (just prior to the Lifezone Holdings Transaction), the shareholders of KNL, other than Lifezone Limited and BHP, exchanged their shares of KNL for shares of Lifezone Holdings on a 1:1 basis (the “Flip-Up”). The KNL options were also exchanged for options in Lifezone Holdings on a 1:1 basis as part of the Flip-Up.

The Company, Lifezone Holdings and GoGreen consummated the SPAC Transaction pursuant to the BCA on July 6, 2023 (the “Closing” and the “Closing Date” respectively). The transaction was unanimously approved by GoGreen’s Board of Directors and was approved at the extraordinary general meeting of GoGreen’s shareholders held on June 29, 2023, together with all other proposals put to GoGreen shareholders. As a result of the SPAC Transaction, the Merger Sub, as the surviving entity after the SPAC Transaction, and Lifezone Holdings each became wholly owned subsidiaries of the Company. Lifezone is considered the accounting acquirer, as Lifezone shareholders hold the majority of shares in the combined entity following the acquisition. Lifezone’s key management personnel continues to direct the combined business and Lifezone set the direction of the board composition.

The SPAC Transaction was accounted for as a capital reorganization (“Reorganization”). Under this method of accounting, GoGreen was treated as the “acquired” company for financial reporting purposes, with Lifezone being the accounting acquirer and accounting predecessor. Accordingly, the Reorganization was treated as the equivalent of the Company issuing shares at Closing of the Reorganization for the net assets of GoGreen, accompanied by a recapitalization via a Private Investment in Public Equity (“PIPE”) transaction. The Reorganization, which was not within the scope of IFRS 3 since GoGreen did not meet the definition of a business in accordance with IFRS 3, was accounted for within the scope of IFRS 2. In accordance with IFRS 2, Lifezone recorded a one-time non-cash expense of $76.9 million recognized as a SPAC transaction expense, based on the excess of the fair value of Lifezone shares issued at a value of $10 per share over the fair value of GoGreen’s identifiable net assets acquired.

The BCA was signed concurrent to the closing of the PIPE transaction, which raised $70.2 million of gross proceeds.

Cash inflows from the SPAC transaction amounted to $16.5 million GoGreen cash (post redemptions, but before paying all existing GoGreen liabilities), along with $70.2 million gross proceeds from the PIPE transaction consummated substantially simultaneously resulting in $86.6 million gross proceeds for Lifezone before listing and equity issuance costs.

Prior to the Closing, the SPAC incurred 94.47% of redemptions from public shareholders following a redemption vote deadline of June 27, 2023, leaving 1,527,554 residual shares in trust. At the Closing, Lifezone acquired GoGreen and former GoGreen shareholders received the number of Lifezone shares and warrants equal to their former holdings of GoGreen shares and warrants. The outstanding warrants formerly associated with GoGreen will therefore be recognized in Lifezone future reported financial position.

Following the Closing, Lifezone shareholders comprised all prior shareholders of Lifezone Holdings, prior shareholders of GoGreen (including its public shareholders post-redemptions and Sponsor shareholders) plus all PIPE investors resulting in Lifezone having a total of 77,693,602 shares issued and outstanding.

Pursuant to earnout arrangements under the BCA, former Lifezone Holdings and Sponsor shareholder will receive additional Lifezone shares if the daily volume-weighted average price of Lifezone shares equals or exceeds (i) $14.00 per share for any 20 trading days within a 30-trading day period (“Trigger Event 1”) and (ii) $16.00 for any 20 trading days within a 30-trading day period (“Trigger Event 2”). Of the total shares issued and outstanding, 1,725,000 shares are issued but in escrow and relate to the Sponsor earnouts, which are subject to the occurrence of the two trigger events. Further information on the accounting earnouts is provided in Note 22.

Lifezone’s Form F-1 registration statement became effective on September 29, 2023, registering the resale of certain Lifezone Metals shares and (private) warrants owned by certain previous Lifezone Holdings shareholders, the Sponsor shareholders (including its limited partners), PIPE investors and the sellers of the Simulus business. Pursuant to the BCA, a 180-day lock-up period following the Closing Date applied to (i) 5,133,600 Lifezone shares, and 667,500 warrants received by the Sponsor shareholders and (ii) the Lifezone shares received by the previous Lifezone Holdings shareholders who owned 1.5% or more of the outstanding Lifezone Holdings shares prior to the Closing Date, in each case, subject to certain exceptions. 1,335,000 Lifezone Metals shares received by the Sponsor shareholders were subject to a 60-day lock-up from the Closing Date.

2.3. Simulus acquisition

On March 3, 2023, Lifezone Asia-Pacific Pty Ltd, a wholly owned subsidiary of Lifezone, signed a share sale agreement with the owners of The Simulus Group, a leading hydrometallurgical laboratory and engineering company located in Perth, Australia.

The transaction formally closed on July 18, 2023, for a total consideration of $14.5 million comprising a $1.0 million deposit paid on March 27, 2023, a cash consideration of $7.5 million paid on closing and 500,000 shares in Lifezone.

2.4. Platinum, palladium and rhodium recycling project in the United States

On January 10, 2024, Lifezone signed a subscription agreement and completion of funding for Phase 1 of partnership with a wholly owned subsidiary of Glencore plc (LSE: GLEN) for a PGM recycling project which will utilize Lifezone’s Hydromet Technology.

Phase 1 of the project implementation is already underway and involves a confirmatory pilot program and feasibility study at Simulus in Perth, Australia. Following successful completion of Phase 1, Phase 2 will involve the Company and Glencore jointly funding the capital expenditures required to construct a commercial-scale PGM recycling facility in the United States.

The signing of the Subscription Agreement, along with the completion of Phase 1 funding, means the estimated $3.0 million required for the confirmatory pilot project cost has now been finalized. The Company and Glencore have contributed $1.5 million each to the project. Phase 1 is expected to be completed in Q4 2024.

2.5. Issuance of unsecured convertible debentures

On March 27, 2024, Lifezone completed a $50.0 million non-brokered private placement of unsecured convertible debentures. These debentures have been issued to a consortium of marquee mining investors, led by Harry Lundin (Bromma Asset Management Inc.) and Rick Rule.

Further information on the accounting of the convertible debenture transaction is provided in Note 19.